Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net	12 Months Ended
Dec. 31, 2025
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net	Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net

	2025	2024	2023
Gain (Loss) from sale of government securities	143,842,636	310,931,829	95,066,799
Gain (Loss) from sale of private securities	1,824,951	6,982,376	21,210,173
TOTAL	145,667,587	317,914,205	116,276,972